CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2013	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Payments of issuance costs for issuance of promissory notes		$ 207,000	$ 14,000	$ 751,000	$ 102,000
Issuance costs	$ 11,000,000	$ 0	$ 330,000	$ 329,000	$ 289,000